Stock Options: (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	268,218	242,786	195,311
Options granted	43,750	38,907	73,437
Less options forfeited	(8,764)	(10,938)	(25,962)
Less options exercised	0	0	0
Less options expired	(625)	(2,540)
Outstanding	302,579	268,218	242,786	195,311
Options exercisable	234,885	180,523
Weighted-Average Exercise Price, Outstanding	$ 42.24	$ 44.80	$ 47.36
Weighted-Average Exercise Price, Options granted	19.20	25.60	41.28
Weighted - Average Exercise Price, Options terminated	21.12	32.64	56.64
Weighted-Average Exercise Price, Options, Less options expired	56.32	44.80
Weighted-Average Exercise Price, Options exercised	0	0.00	0.00
Weighted-Average Exercise Price, Outstanding	39.68	42.24	$ 44.80	$ 47.36
Weighted-Average Exercise Price, Options exercisable	$ 43.52	$ 45.12
Weighted-Average Remaining Contractual Term, Outstanding (in years)	7 years 9 months 18 days	7 years 6 months
Weighted-Average Remaining Contractual Term, Exercisable (in years)	7 years 2 months 12 days	8 years 2 months 12 days	8 years 6 months	8 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0	$ 255	$ 2,605
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0